PROVISIONAL LICENSE, COOPERATION AGREEMENT, OPERATING AGREEMENT AND MCP LEASE AGREEMENT FOR CITY OF DREAMS MANILA - Additional (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 31, 2013	Dec. 31, 2013
Provisional License [Member]
Agreements [Line Items]
Effective date of agreement		Mar. 13, 2013
Expected expiry date of agreement		Jul. 11, 2033
Cooperation Agreement [Member]
Agreements [Line Items]
Effective date of agreement		Mar. 13, 2013
Expected expiry date of agreement		Jul. 11, 2033
Date of agreement		Oct. 25, 2012
Closing Arrangement Agreement [Member]
Agreements [Line Items]
Effective date of agreement		Mar. 13, 2013
Expected expiry date of agreement		Jul. 11, 2033
Date of agreement		Oct. 25, 2012
Operating Agreement [Member]
Agreements [Line Items]
Effective date of agreement		Mar. 13, 2013
Expected expiry date of agreement		Jul. 11, 2033
Date of agreement		Mar. 13, 2013
MCP Lease Agreement [Member]
Agreements [Line Items]
Effective date of agreement		Mar. 13, 2013
Expected expiry date of agreement		Jul. 11, 2033
Date of agreement		Oct. 25, 2012
Beginning date of monthly payments under agreement		Mar. 01, 2013
Cap of discount on rental payments for each twelve month rolling period with first twelve month rolling period beginning from Mar. 1, 2013	$ 1,000
Date of addendum		Jul. 31, 2013
Effective date of addendum		Jul. 01, 2013